LEASES	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASES
NOTE 10 – LEASES

A.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2022	2023
	in USD thousands				in USD thousands				in USD thousands
Composition in 2023
Property	2,097	-	-	2,097	582	388	-	970	1,515	1,127
Motor vehicles	336	149	117	368	79	118	117	80	257	288
	2,433	149	117	2,465	661	506	117	1,050	1,772	1,415

B.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		in USD thousands
Composition in 2023
Property	1,920	-	-	236	(38)	(562)	1,556
Motor vehicles	236	149	-	37	(4)	(156)	262
	2,156	149	-	273	(42)	(718)	1,818

C.	Additional disclosures

1)	The Company leases two premises – its corporate headquarters and development facilities in Modi’in, Israel, and its U.S. commercial headquarters in Waltham, Massachusetts.

a.
The Company leases its premises in Israel under a lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease expired in June 2020. The Company exercised its option to extend the lease through June 30, 2025, and has the option to extend the lease for two additional lease periods totaling up to five additional years, each option at a 5% increase to the preceding lease payment amount. The monthly lease payment is approximately $25,000. In addition, the Company pays building maintenance charges of approximately $8,000 per month.

b.
The Company leases its premises in Boston under a lease agreement entered into and commenced in October 2022. The term of the lease will expire in December 2024. The monthly lease fee is approximately $24,000.

2)
The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are approximately $303,000. To secure the terms of the lease agreements, the Company has prepaid two months of lease payments to the leasing companies.

3)	As of December 31, 2023, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases are as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2024	575	161	736
2025	292	113	405
2026	292	26	317
2027	306	-	306
2028-2030	766	-	766
	2,231	300	2,531

Extension and termination options are included in most of the property leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The substantial majority of extension and termination options are exercisable solely by the Company and not by the lessors.